Fees Summary	Sep. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 200,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	17,400.00
Total Offset Amount	5,468.60
Net Fee	$ 11,931.40